Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Select Value Fund))	0 Months Ended
	Sep. 01, 2012
Russell 3000 Value Index
Average Annual Return:
1 Year	(0.10%)
5 Years	(2.58%)
10 Years (or life of class, if less)	5.90%	[1]
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	3.30%	[2]
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years (or life of class, if less)	5.39%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	3.29%	[2]
Class A
Average Annual Return:
1 Year	(15.96%)
5 Years	(4.81%)
10 Years (or life of class, if less)	5.78%
Inception Date	Nov. 26, 2002
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(16.06%)
5 Years	(5.06%)
10 Years (or life of class, if less)	5.21%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(10.38%)
5 Years	(4.08%)
10 Years (or life of class, if less)	4.82%
Class B
Average Annual Return:
1 Year	(16.04%)
5 Years	(4.86%)
10 Years (or life of class, if less)	1.78%
Inception Date	Feb. 27, 2004
Class C
Average Annual Return:
1 Year	(12.43%)
5 Years	(4.42%)
10 Years (or life of class, if less)	1.63%
Inception Date	Feb. 27, 2004
Class N
Average Annual Return:
1 Year	(11.92%)
5 Years	(3.93%)
10 Years (or life of class, if less)	2.15%
Inception Date	Feb. 27, 2004
Class Y
Average Annual Return:
1 Year	(10.50%)
5 Years	(3.28%)
10 Years (or life of class, if less)	2.84%
Inception Date	Feb. 27, 2004

[1]	From 11/30/02
[2]	From 2/29/04